Alliance
Municipal
Trust
-Virginia Portfolio

Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                        Yield           Value
--------------------------------------------------------------------------------
              MUNICIPAL BONDS-96.1%
              VIRGINIA-96.1%
              Alexandria IDA
              Educational Facility
              Revenue
              (Church School Diocese
              of Virginia)
              Series 99 VRDN
$     3,000   1/01/30 (b).................       5.55%     $  3,000,000
              Amelia County IDA
              (Chambers Waste
              Systems, Inc.)
              AMT VRDN
      4,990   7/01/07 (b).................       5.45         4,990,000
              Arlington County
              (Ballston Public Parking
              Facility Project)
              Series 84 VRDN
      5,100   8/01/17 (b).................       5.15         5,100,000
              Arlington County IDA
              (Arna Valley View
              Apartments Project)
              Series 99 AMT PPB
      2,500   8/01/32 (b).................       3.60         2,500,000
              Botetourt County IDA
              (Emkay Holdings L.L.C.
              Project)
              Series 95 AMT VRDN
      4,837   10/01/05 (b)................       5.50         4,836,500
              Botetourt County IDA
              (Virginia Forge Co.
              Project)
              Series 96 AMT VRDN
        900   7/01/11 (b).................       5.55           900,000
              Bristol IDA
              (Bristol Health Care
              Center)
              Series 86 VRDN
      2,025   6/01/10 (b).................       4.20         2,025,000
              Campbell County PCR
              (Georgia Pacific Power)
              AMT VRDN
      3,000   12/01/19 (b)................       5.65         3,000,000
              Capital Region
              Airport Commission
              Revenue
              (Passenger Facility)
              Series B VRDN
      6,000   6/01/29 (b).................       5.40         6,000,000
              Charlottesville IDA
              (Martha Jefferson
              Hospital Revenue)
              Pre-Refunded
      1,000   10/01/00....................       3.80         1,045,271
              Chesterfield County
              IDA
              (Philip Morris Co.)
              VRDN
      6,000   4/01/09 (b).................       5.65         6,000,000
              Chesterfield County
              IDR SWDR
              (Allied Signal Inc.)
              Series 99 AMT VRDN
      2,500   7/01/11 (b).................       5.55         2,500,000
              Emporia IDA
              (Tollua III L.P. Project)
              Series 99 AMT VRDN
      2,000   11/01/23 (b)................       5.50         2,000,000
              Fairfax County GO
              (Public Improvement)
              Series A
      2,500   6/01/00.....................       3.71         2,532,994
              Fairfax County GO
              Series A
      2,000   6/01/00.....................       3.63         2,008,540
              Hampton
              Redevelopment HFA
              (Township Apartments
              Project)
              Series 98 VRDN
      3,300   2/01/28 (b).................       5.30         3,300,000
              Henrico County
              Health Facility
              Revenue
              (Hermitage)
              Series 98 VRDN
      3,455   8/01/23 (b).................       5.40         3,455,000
              Henry County IDA
              (Amfibe, Inc. Project)
              Series 98 AMT VRDN
        965   1/01/13 (b).................       5.50           965,000
              James City IDR
              (Greystone of Virginia,
              Inc.)
              Series 98 AMT VRDN
      5,850   9/01/08 (b).................       5.75         5,850,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                   Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                        Yield           Value
--------------------------------------------------------------------------------
              King George County
              IDA
              (Garnet of VA, Inc.)
              Series 96 AMT VRDN
$     5,300   9/01/21 (b).................       5.50%     $  5,300,000
              Loudoun County IDA
              (Falcons Landing Project)
              Series 98 VRDN
      7,445   11/01/28 (b)................       5.20         7,445,000
              Loudown County IDA
              (Kinder-Care
              Learning Centers)
              Series A VRDN
        394   6/01/02 (b).................       5.50           394,000
              Louisa County IDA
              Series 95 VRDN
      1,625   1/01/20 (b).................       5.40         1,625,000
              Nelson County IDA
              (Taylor Ramsey Corp.)
              Series 99 AMT VRDN
      1,000   8/01/09 (b).................       5.50         1,000,000
              Newport News MFHR
              (Jefferson Point
              Development)
              Series 98 VRDN
      5,200   11/01/11 (b)................       5.45         5,200,000
              Norfolk GO
              Series 94
      3,000   6/01/00.....................       3.65         3,010,121
              Norfolk IDA
              (Ballentine Home Corp.)
              Series 99 VRDN
      5,625   12/01/24 (b)................       5.45         5,625,000
              Norfolk IDA
              (Children Hospital of
              King's Daughter
              Project)
              Series 99 VRDN
      5,000   6/01/20 (b).................       5.40         5,000,000
              Portsmouth GO
              FGIC Series 96
      1,000   8/01/00.....................       3.55         1,008,109
              Portsmouth IDA
              (Fairwood Homes
              Project)
              Series A VRDN
      3,000   11/01/27 (b)................       5.35         3,000,000
              Richmond GO
              (Equipment Notes)
      1,420   5/15/00.....................       3.30         1,426,040
              Richmond
              Redevelopment MFHR
              (Tobacco Row)
              Series 89B-2
              AMT VRDN
      1,000   10/01/24 (b)................       6.00         1,000,000
              Richmond
              Redevelopment MFHR
              (Tobacco Row)
              Series 89B-8
              AMT VRDN
      3,555   10/01/24 (b)................       6.00         3,555,000
              Smythe County IDA
              (Summit Products
              Project)
              AMT VRDN
        700   3/01/06 (b).................       5.70           700,000
              Virginia Beach
              Development Authority
              (Kinder-Care
              Learning Centers)
              Series D VRDN
        866   10/01/00 (b)................       5.50           866,000
              Virginia HDA SFMR
              (Commonwealth
              Mortgage)
              Series 94G AMT
      2,500   7/01/00.....................       3.67         2,527,900
              Virginia Public
              Building Authority GO
              (Building Revenue)
              Series 92A
      1,920   8/01/00.....................       3.73         1,941,208
              Virginia Public School
              Authority GO
              (School Equipment
              Financing)
      2,500   4/01/00.....................       3.15         2,506,292
              Virginia Transportation
              Board Revenue
              (Northern VA
              Transportation District)
              Series A
      1,125   5/15/00.....................       3.46         1,131,178
                                                           ------------
              Total Municipal Bonds
              (amortized cost
              $116,269,153)...............                  116,269,153
                                                           ------------

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                        Yield           Value
--------------------------------------------------------------------------------
              COMMERCIAL PAPER-3.1%
              VIRGINIA-3.1%
              Peninsula Port
              Authority
              (Dominion Terminal
              Project)
              Series 87A
              3/06/00
              (amortized cost
$     3,700   $3,700,000).................       3.60%     $  3,700,000
                                                           ------------
              TOTAL INVESTMENTS-99.2%
              (amortized cost
              $119,969,153)...............                 $119,969,153
              Other assets less
              liabilities-0.8%............                      983,522
                                                           ------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              120,960,700 shares
              outstanding)................                 $120,952,675
                                                           ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT      - Alternative Minimum Tax
      FGIC     - Federal Guaranty Insurance Company
      GO       - General Obligation
      HDA      - Housing Development Authority
      HFA      - Housing Finance Agency/Authority
      IDA      - Industrial Development Authority
      IDR      - Industrial Development Revenue
      MFHR     - Multi-Family Housing Revenue
      PCR      - Pollution Control Revenue
      SFMR     - Single Family Mortgage Revenue
      SWDR     - Solid Waste Disposal Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 1999 (unaudited)        Virginia Portfolio
================================================================================

INVESTMENT INCOME
    Interest ........................................................................               $ 2,354,648
EXPENSES
    Advisory fee (Note B) ........................................................... $   331,525
    Distribution assistance and administrative service (Note C) .....................     298,316
    Custodian fees ..................................................................      35,881
    Transfer agency (Note B) ........................................................      33,245
    Printing ........................................................................       7,962
    Audit and legal fees ............................................................       7,038
    Registration fees ...............................................................       2,268
    Trustees' fees ..................................................................       2,098
    Amortization of oganization expense .............................................         531
    Miscellaneous ...................................................................       3,906
                                                                                      -----------
    Total expenses ..................................................................     722,770
    Less: expense reimbursement .....................................................     (59,720)
                                                                                      -----------
    Net expenses ....................................................................                   663,050
                                                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................               $ 1,691,598
                                                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                             Six Months Ended
                                                                             December 31, 1999                Year Ended
                                                                                (unaudited)                 June 30, 1999
                                                                             -----------------              -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..................................................    $   1,691,598               $   2,992,273
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ..................................................       (1,691,598)                 (2,992,273)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (decrease) (Note E) .......................................        7,020,265                  (9,889,578)
                                                                                -------------               -------------
    Total increase (decrease) ..............................................        7,020,265                  (9,889,578)
NET ASSETS
    Beginning of year ......................................................      113,932,410                 123,821,988
                                                                                -------------               -------------
    End of period ..........................................................    $ 120,952,675               $ 113,932,410
                                                                                =============               =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through October, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $59,720.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 1999.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $165,763. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $132,553, of which $46,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $120,960,700. Transactions, all at $1.00 per share, were as follows:

                                                                               Six Months Ended                Year Ended
                                                                               December 31, 1999                June 30,
                                                                                  (unaudited)                     1999
                                                                               -----------------              ------------
Shares sold ................................................................       112,222,851                 212,940,218
Shares issued on reinvestments of dividends ................................         1,691,598                   2,992,273
Shares redeemed ............................................................      (106,894,184)               (225,822,069)
                                                                                  ------------                ------------
Net increase (decrease) ....................................................         7,020,265                  (9,889,578)
                                                                                  ============                ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               Six Months                                                             October 25,
                                                 Ended                                                                  1994(a)
                                              December 31,                    Year Ended June 30,                      through
                                                 1999           ------------------------------------------------       June 30,
                                              (unaudited)         1999          1998         1997          1996          1995
                                              -----------       --------      --------     --------      --------     ----------
Net asset value, beginning of period ....       $   1.00        $   1.00      $   1.00     $   1.00      $   1.00      $   1.00
                                                --------        --------      --------     --------      --------      --------
Income From Investment Operations
Net investment income (b) ...............           .013            .023          .029         .028          .029          .023
                                                --------        --------      --------     --------      --------      --------
Less: Dividends
Dividends from net investment income ....          (.013)          (.023)        (.029)       (.028)        (.029)        (.023)
                                                --------        --------      --------     --------      --------      --------
Net asset value, end of period ..........       $   1.00        $   1.00      $   1.00     $   1.00      $   1.00      $   1.00
                                                ========        ========      ========     ========      ========      ========
Total Return
Total investment return based on net
    asset value (c) .....................           1.29%           2.34%         2.90%        2.83%         2.97%         2.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $120,953        $113,932      $123,822     $ 78,775      $ 89,557      $ 66,921
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................           1.00%(d)        1.00%          .93%         .80%          .78%          .44%(d)
    Expenses, before waivers and
      reimbursements ....................           1.09%(d)        1.07%         1.03%        1.15%         1.15%         1.30%(d)
    Net investment income (b) ...........           2.58%(d)        2.34%         2.86%        2.78%         2.91%         3.48%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT   Alliance Municipal Trust - Virginia Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman                     William H. Foulk, Jr. (1)
John D. Carifa                                 David K. Storrs (1)
Sam Y. Cross (1)                               Shelby White (1)
Charles H.P. Duell (1)

OFFICERS

Ronald M. Whitehill, President                 Frances M. Dunn, Vice President
Kathleen A. Corbet, Senior Vice President      William J. Fagan, Vice President
Drew A. Biegel, Senior Vice President          Linda D. Kelley, Vice President
John R. Bonczek, Senior Vice President         Joseph R. LaSpina, Vice President
Patricia Ittner, Senior Vice President         Eileen M. Murphy, Vice President
Robert I. Kurzweil, Senior Vice President      William E. Oliver, Vice President
Wayne D. Lyski, Senior Vice President          Edmund P. Bergan, Jr., Secretary
Raymond J. Papera, Senior Vice President       Mark D. Gersten, Treasurer &
Doris T. Ciliberti, Vice President               Chief Financial Officer
                                               Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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Alliance Municipal Trust - Virginia Portfolio                    ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |2| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTVASR1299